Investments Securities and Derivatives - Summary of Financial Assets at FVTOCI (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 1,489,682	₸ 1,377,130
Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	1,489,205	1,376,728
Equity Investments
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 477	₸ 402